Investments In Equity Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 01, 2019	Mar. 31, 2022	Mar. 31, 2023
Investments In Equity Instruments [Line Items]
Percentage of share capital		7.40%
Sale Shares Of Prisma Medios De Pago
Investments In Equity Instruments [Line Items]
Sale price of shares		$ 54,358
Sale Shares Of Prisma Medios De Pago | Tranche One
Investments In Equity Instruments [Line Items]
Percentage of payment in pesos		30.00%
Nominal annual rate			15.00%
Sale Shares Of Prisma Medios De Pago | Tranche Two
Investments In Equity Instruments [Line Items]
Nominal annual rate			10.00%
Percentage of payment in USD		70.00%
Payment term		6 years
AL ZENITH
Investments In Equity Instruments [Line Items]
Number of common shares sold	3,182,444
Par value per share	$ 1
Percentage of shareholding	51.00%
Final sale price	$ 104,469
Proceeds from sale of business	63,073
Deferred share price	$ 41,396
Percentage of capital stock and votes sold		49.00%